Operating leases - Non-cancellable lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable lease rental payments	$ 383		$ 459
Operating lease expense	128	$ 122
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable lease rental payments	104
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable lease rental payments	229
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable lease rental payments	50
Discontinued operations
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease expense	$ 18